CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred costs, amortization	$ 4,854,556	$ 4,152,812
Series A-1 redeemable preferred stock, par value	$ 0.001	$ 0.001
Series A-1 redeemable preferred stock, shares authorized	50,000,000	50,000,000
Series A-1 redeemable preferred stock, shares issued	113	113
Series A-1 redeemable preferred stock, shares outstanding	113	113
Series A-1 redeemable preferred stock, aggregate liquidation value, net of discounts	1,472,262	1,349,657
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	1,750,000,000	1,750,000,000
Common stock, shares issued	1,743,569,255	1,439,826,362
Common stock, shares outstanding	1,743,569,255	1,439,826,362
Promissory notes receivable, discount	4,278,016	3,322,630
2009 Convertible Debentures
2009 Convertible promissory notes, current portion, discounts	0	19,229
Amended Convertible Promissory Notes
Convertible promissory notes, less current portion, discounts	$ 158,142	$ 122,463
Series B Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,000	1,000
Preferred stock, shares outstanding	1,000	1,000
Series C Preferred Stock
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,150	400
Preferred stock, shares outstanding	1,150	400